Loans receivable - Carrying amount of Loan receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEVELAPP Ltd
Loans receivable
Percentage Of Cases In Which Borrower Will Be In Default	100.00%
Fair Value Of Shares Pledged As Security	$ 0
Castcrown Ltd
Loans receivable
Conversion of loan receivable into shares	$ 4,328
Percentage Of Cases In Which Borrower Will Be In Default	100.00%
Percentage Of The Total Amount Less Part Of The Payments Started To Be Repaid Based On Additional Agreement And Factual Repayment Schedule	100.00%
MX Capital Ltd
Loans receivable
Percentage Of Cases In Which Borrower Will Be In Default	100.00%
Fair Value Of Shares Pledged As Security	$ 0
Light Hour Ltd [member]
Loans receivable
Percentage Of Cases In Which Borrower Will Be In Default	100.00%
Accumulated impairment [member] | Castcrown Ltd
Loans receivable
Financial assets at beginning of period	$ (1,404)
Financial assets at end of period		$ (1,404)
Loans to corporate entities
Loans receivable
Financial assets at beginning of period	226	148
New loans granted	1,171	601
Repayment of principal	(401)	(472)
Interest charged	22	70
Foreign exchange (gain) / loss	57	(62)
Expected credit losses/change in fair value	4,328
Write-off of loans receivable		(59)
Write-back of loans receivable	415
Conversion of loan receivable into shares	(4,328)
Financial assets at end of period	$ 1,490	$ 226